6. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
6. Subsequent Events

Note 6. Subsequent Event

On May 3, 2017, the Company received a loan of $10,000 from its CEO for working capital. The loan is a non-secured, non interest and due on demand.

On June 14, 2017, the Company redomiciled from a New York corporation to a Nevada corporation with 50,000,000 shares of preferred stock with a par value of $0.0001 and 500,000,000 shares of common stock with a par value of $0.0001.

Management has evaluated subsequent events through June 27, 2017, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of March 31, 2017 have been incorporated into these financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”

Note 5. Subsequent Event

In January 2017, the Company issued 500 shares to one unrelated party for services provided valued at $0.0001 per share.

In January 2017, the Company issued 2,773,500 shares to 15 shareholders for $277.35 valued at $0.0001 per share.

In February 2017, the Company issued 290,000 shares to US Export Inc. in exchange for a building. The shares were valued at historical costs. US Export Inc. is a shareholder of the Company and is majority owned by the same CEO.

In February 2017, the Company issued 300 shares to one unrelated party for services provided valued at $0.0001 per share.

In March 2017, the Company issued 600 shares to two unrelated parties for services provided valued at $0.0001 per share.

Management has evaluated subsequent events through April 24, 2017, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2016 have been incorporated into these financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”